Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rate	Dec. 31, 2021
Docking stations and Drones [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rate [Line Items]
Useful life of the assets annual rates percentage	20.00%
Docking stations and Drones [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rate [Line Items]
Useful life of the assets annual rates percentage	33.00%
Computers and peripheral equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rate [Line Items]
Useful life of the assets annual rates percentage	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rate [Line Items]
Useful life of the assets annual rates percentage	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rate [Line Items]
Useful life of the assets annual rates percentage	33.00%
Motor vehicles [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rate [Line Items]
Useful life of the assets annual rates percentage	20.00%
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rate [Line Items]
Useful life of the assets annual rates percentage		[1]
Software [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rate [Line Items]
Useful life of the assets annual rates percentage	33.00%

[1]	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the useful life of the improvement.